CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Revenues	¥ 141,233	$ 19,463	¥ 160,344	¥ 232,076
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB22,347, RMB18,155 and RMB14,373 for the years ended March 31, 2023, 2024 and 2025, respectively)	(84,762)	(11,681)	(91,191)	(113,884)
Sales and marketing expenses	(57,953)	(7,986)	(67,391)	(67,709)
Research and development expenses	(29,967)	(4,130)	(26,724)	(37,068)
General and administrative expenses	(56,675)	(7,810)	(55,148)	(63,445)
Amortization of intangible assets	(156)	(21)	(1,901)	(59,992)
Impairment of goodwill and long-lived assets	(17,953)	(2,474)	(9,945)	(84,693)
Other income, net	5,093	702	12,784	7,267
(Loss)/gain from operations	(101,140)	(13,937)	(79,172)	(187,448)
Interest income	5,905	814	12,719	17,389
Interest expense	(1)	0	(191)	(598)
(Loss)/gain from investments, net	38,050	5,243	953	(18,615)
Loss before income tax and share of results of equity investee	(57,186)	(7,880)	(65,691)	(189,272)
Income tax benefits/(expenses)	(839)	(116)	1,618	1,983
Share of results of equity method investees	(2,548)	(351)	(2,886)	883
Net (loss)/profit	(60,573)	(8,347)	(66,959)	(186,406)
Net (loss)/gain attributable to non-controlling interests	1,984	273	(7,674)	(8,422)
Net loss attributable to MOGU Inc.	(62,557)	(8,620)	(59,285)	(177,984)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of nil tax	526	72	3,675	14,264
Unrealized securities holding gains, net of tax	(17,423)	(2,401)	3,496	(884)
Total comprehensive loss	(77,470)	(10,676)	(59,788)	(173,026)
Total comprehensive (loss)/income attributable to non-controlling interests	1,984	273	(7,674)	(8,422)
Total comprehensive loss attributable to MOGU Inc.	¥ (79,454)	$ (10,949)	¥ (52,114)	¥ (164,604)
Net loss per ordinary share
Basic | (per share)	¥ (0.02)	$ (0)	¥ (0.02)	¥ (0.07)
Diluted | (per share)	¥ (0.02)	$ (0)	¥ (0.02)	¥ (0.07)
Weighted average number of shares used in computing net loss per share
Basic	2,628,575,500	2,628,575,500	2,597,764,333	2,554,338,579
Diluted	2,628,575,500	2,628,575,500	2,597,764,333	2,554,338,579
ADS
Net loss per ordinary share
Basic | (per share)	¥ (7.14)	$ (0.98)	¥ (6.85)	¥ (20.9)
Diluted | (per share)	¥ (7.14)	$ (0.98)	¥ (6.85)	¥ (20.9)
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ (68)	$ (9)	¥ (490)	¥ (1,448)
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(627)	(86)	(3,342)	(7,855)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(27)	(4)	(439)	(3,398)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(117)	(16)	(319)	(862)
Commission Revenues
Revenues	74,697	10,294	109,742	147,514
Financing Solutions Revenues
Revenues	7,876	1,085	10,267	12,947
Technology Services Revenues
Revenues	51,236	7,061	33,288	58,867
Other Revenues
Revenues	¥ 7,424	$ 1,023	¥ 7,047	¥ 12,748